Change in non-cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change In Non-cash Working Capital
Accounts receivable	$ 406,114	$ (1,339,408)	$ (1,252)
Note receivable	324,700	(332,175)	0
Prepaid expenses and deposits	19,600	(31,973)	42,204
Accounts payable and accrued liabilities	(102,767)	104,745	(899,122)
Contractual obligations	(3,878)	134,116	0
Change in non-cash working capital balances	625,769	(1,464,695)	(858,170)
Portion attributable to:
Operating activities	625,769	(1,464,695)	(858,170)
Financing activities	0	0	0
Investing activities	0	0	0
Total	$ 625,769	$ (1,464,695)	$ (858,170)